Mairs & Power Growth Fund
SCHEDULE OF INVESTMENTS (unaudited)	March 31, 2022

Shares	Security Description	Fair Value
	COMMON STOCKS 99.1%
	COMMUNICATION SERVICES 8.1%
136,500	Alphabet Inc (a)	$381,243,135
455,000	Walt Disney Co/The (a)	62,407,800
		443,650,935
	CONSUMER DISCRETIONARY 8.5%
95,300	Amazon.com Inc (a)	310,673,235
157,999	Gentherm Inc (a)	11,540,247
190,000	Home Depot Inc/The	56,872,700
297,000	Polaris Inc	31,280,040
272,000	Sleep Number Corp (a)	13,793,120
180,000	Target Corp	38,199,600
		462,358,942
	CONSUMER STAPLES 4.3%
2,858,592	Hormel Foods Corp	147,331,832
1,050,000	Sysco Corp	85,732,500
		233,064,332
	FINANCIALS 10.3%
1,440,300	Charles Schwab Corp/The	121,431,693
257,000	JPMorgan Chase & Co	35,034,240
364,000	Northern Trust Corp	42,387,800
730,000	Principal Financial Group Inc	53,589,300
3,975,000	US Bancorp/MN	211,271,250
2,014,000	Wells Fargo & Co	97,598,440
		561,312,723
	HEALTH CARE 19.8%
515,000	Abbott Laboratories	60,955,400
195,000	Baxter International Inc	15,120,300
362,700	Bio-Techne Corp	157,063,608
255,000	Eli Lilly & Co	73,024,350
60,000	Inspire Medical Systems Inc (a)	15,401,400
775,000	Johnson & Johnson	137,353,250
1,513,000	Medtronic PLC (d)	167,867,350
3,225,000	Roche Holding AG (c)	159,347,250
581,000	UnitedHealth Group Inc	296,292,570
		1,082,425,478
	INDUSTRIALS 15.5%
312,000	3M Co	46,450,560
660,000	CH Robinson Worldwide Inc	71,088,600
1,670,000	Donaldson Co Inc	86,723,100
1,760,000	Fastenal Co	104,544,000
2,245,000	Graco Inc	156,521,400
225,000	Honeywell International Inc	43,780,500
2,176,066	nVent Electric PLC (d)	75,683,575
189,000	Rockwell Automation Inc	52,925,670
942,966	Tennant Co (e)	74,305,721
1,557,000	Toro Co/The	133,107,930
		845,131,056

Mairs & Power Growth Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)	March 31, 2022

Shares	Security Description	Fair Value
	COMMON STOCKS (continued)
	INFORMATION TECHNOLOGY 25.1%
1,296,333	Digi International Inc (a)	$27,897,086
421,000	Entegris Inc	55,260,460
1,080,000	Fiserv Inc (a)	109,512,000
918,000	Jamf Holding Corp (a)	31,955,580
471,404	Littelfuse Inc	117,572,872
1,420,000	Microsoft Corp	437,800,200
484,000	Motorola Solutions Inc	117,224,800
597,000	NVIDIA Corp	162,897,420
733,000	QUALCOMM Inc	112,017,060
263,000	salesforce.com Inc (a)	55,840,160
455,000	Visa Inc	100,905,350
323,809	Workiva Inc (a)	38,209,462
		1,367,092,450
	MATERIALS 6.9%
1,039,000	Ecolab Inc	183,445,840
1,385,000	HB Fuller Co	91,506,950
408,000	Sherwin-Williams Co/The	101,844,960
		376,797,750
	UTILITIES 0.6%
500,000	Alliant Energy Corp	31,240,000

	TOTAL COMMON STOCKS	$5,403,073,666
	(cost $2,515,368,523)

	SHORT-TERM INVESTMENTS 0.5%
25,162,212	First American Government Obligations Fund, Class X, 0.019% (b)	$25,162,212
	(cost $25,162,212)

	TOTAL INVESTMENTS 99.6%	$5,428,235,878
	(cost $2,540,530,735)

	OTHER ASSETS AND LIABILITIES (NET) 0.4%	21,413,100

	TOTAL NET ASSETS 100.0%	$5,449,648,978

(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day effective yield as of March 31, 2022.
(c)	American Depositary Receipt.
(d)
Issuer headquartered overseas but considered domestic. Mairs & Power, Inc. (the "Adviser") defines foreign issuers as those whose operational leadership or headquarters is located in a foreign country; provided, however, if an issuer is believed by the Adviser to be headquartered in a jurisdiction primarily for tax purposes, the Adviser will consider the following additional factors: 1) the location of the primary exchange trading its securities; 2) where it derives the majority of its revenues, and/or 3) where it earns the majority of its profits.

(e)	Affiliated company at March 31, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Adviser.

See accompanying Notes to Schedule of Investments.

Mairs & Power Growth Fund NOTES TO SCHEDULE OF INVESTMENTS (unaudited)	March 31, 2022

Mairs & Power Growth Fund (the Growth Fund) (individually a Fund) is a series within the Mairs & Power Funds Trust (the Trust).  The Trust is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act).

Security Valuations
Security valuations for each Fund’s investments are furnished by independent pricing services that have been approved by the Trust’s Board of Trustees (the Board). Investments in listed equity securities are valued at the last quoted sale price on the securities exchange on which such securities are principally traded or at the NASDAQ Official Closing Price if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are valued at the last quoted bid price. Shares of underlying mutual funds are valued at their respective Net Asset Value (NAV). Debt obligations exceeding 60 days to maturity are valued at the bid price furnished by an independent pricing service. Debt obligations with 60 days or less remaining until maturity may be valued at the bid price furnished by an independent pricing service and in certain circumstances may be valued at their amortized cost, which approximates fair value. Pricing service prices for debt obligations are based on various evaluative and matrix-based methodologies and models that use market inputs such as market transactions, dealer quotations, benchmark yields and issuer, industry and economic events. These techniques generally consider overall market conditions and such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity and ratings.

Debt securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from two or more dealers that make markets in the securities. When market quotations are not readily available, or when the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Value Committee appointed by the Board, pursuant to procedures approved by the Board.

When determining the value of a security, the Fair Value Committee takes into consideration all indications of value that appear relevant under the particular circumstances, as well as fundamental analytical data relating to the security, the nature and duration of any restrictions on the disposition of the security, and the forces influencing the market in which the security is purchased or sold in addition to other more specific factors that may be applied on a case-by-case basis. Consequently, the value of the security used by a Fund may differ from a quoted or published price for the same security. Fair value pricing involves subjective judgments and it is possible that the fair value determined for the security is materially different than the value that could be realized upon the sale of that security. As of March 31, 2022, no securities were valued using this method.

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The performance of the Fund’s investments depends on future developments, including the duration and spread of the outbreak.  Events related to COVID-19 may result in further global economic disruption and market volatility which in turn may impact the value of each of the Fund’s investments.

Fair Valuation Measurements
The Trust has adopted authoritative fair valuation accounting standards, which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.

NOTES TO SCHEDULE OF INVESTMENTS (unaudited) (continued)	March 31, 2022

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the securities held by the Fund as of March 31, 2022:

Growth Fund
Level 1*	$5,428,235,878
Level 2	-
Level 3	-
Total	$5,428,235,878

*   All Level 1 investments are equity securities (common stocks) and short-term investments.

For detail of securities by major sector classification for the Fund, please refer to the Schedule of Investments.

The Fund did not hold any Level 2 or Level 3 investments during the period ended March 31, 2022.

Security Transactions
Security transactions are recorded on the date on which securities are purchased or sold.

Income Taxes
At December 31, 2021, the components of accumulated earnings (losses) on a tax basis were as follows:

Growth Fund
Cost of investments	$2,504,252,876
Gross unrealized appreciation	$3,469,235,825
Gross unrealized depreciation	(23,987,907)
Net unrealized appreciation	$3,445,247,918
Undistributed ordinary income	$-
Undistributed long-term capital gains	127,112,902
Total distributable earnings	$127,112,902
Other accumulated earnings	-
Total accumulated earnings	$3,572,360,820